Goodwill and Other Intangible Assets - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense for intangible assets		219	191
Shanghai Nepstar Chain Co., Ltd. ("Shanghai Nepstar")
Goodwill and Intangible Assets Disclosure [Line Items]
Number of stores closed	1
Number of stores acquired	4
Intangible asset, written off	400
Minimum
Goodwill and Intangible Assets Disclosure [Line Items]
Amortized intangible assets favorable lease contracts, useful life		2 years
Maximum
Goodwill and Intangible Assets Disclosure [Line Items]
Amortized intangible assets favorable lease contracts, useful life		6 years